INVESTMENTS IN AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Affiliates
The components of equity in net assets of our non-consolidated affiliate are as follows:

(in thousands of $)	2020	2019
Equity in net assets of affiliate at January 1,	193,270	206,180
Dividends	(19,438)	(17,450)
Equity in net earnings of affiliate	11,730	4,540
Equity in net assets of affiliate at December 31	185,562	193,270

Equity Method Investments	The ownership interests of Hilli LLC are represented below:

Percentage ownership interest
Hilli Common Units
The Partnership	50.0%
Golar	44.6%
Keppel	5.0%
B&V	0.4%

Schedule of Variable Interest Entities
The most significant impact of consolidation of Eskimo SPV’s liabilities on our consolidated balance sheets is as follows:

(in thousands of $)	2020	2019
Liabilities
Short-term debt (note 21)	11,083	11,436
Long-term debt (note 21)	153,384	169,395
The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of and for the years ended December 31, 2020 and 2019:

(in thousands of $)	2020	2019
Balance sheet
Current assets	56,481	54,000
Non-current assets	1,203,805	1,300,065
Current liabilities	(32,337)	(45,106)
Non-current liabilities	(845,658)	(924,578)

Statement of operations
Liquefaction services revenue	226,061	218,095
Net income	71,684	70,756

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.